Securities (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Carrying value of securities and term to maturity
Carrying value of securities

	As at October 31, 2024
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$2,026	$8,712	$6,054	$3,509	$10,071	$–	$30,372
U.S. federal, state, municipal and agencies	2,599	1,423	13,648	4,336	8,982	–	30,988
Other OECD government	710	246	1,578	972	1,128	–	4,634
Mortgage-backed securities	–	–	–	–	3	–	3
Asset-backed securities	289	213	387	406	139	–	1,434
Corporate debt and other debt
Bankers’ acceptances	4	–	–	–	–	–	4
Other (3)	2,026	3,178	8,170	4,200	8,617	–	26,191
Equities						89,674	89,674
	7,654	13,772	29,837	13,423	28,940	89,674	183,300
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	2,068	2,810	7,893	394	–	–	13,165
Fair value	2,068	2,803	7,904	394	–	–	13,169
Yield (4)	3.2%	2.4%	2.9%	2.9%	–	–	2.9%
Provincial and municipal
Amortized cost	154	2,768	3,827	334	480	–	7,563
Fair value	154	2,767	3,833	333	467	–	7,554
Yield (4)	3.6%	2.2%	3.3%	2.7%	4.3%	–	3.0%
U.S. federal, state, municipal and agencies
Amortized cost	1,154	1,198	30,773	33,906	14,601	–	81,632
Fair value	1,182	1,196	30,797	33,831	13,260	–	80,266
Yield (4)	5.6%	2.1%	3.1%	3.9%	3.3%	–	3.5%
Other OECD government
Amortized cost	300	1,510	8,389	–	–	–	10,199
Fair value	300	1,511	8,345	–	–	–	10,156
Yield (4)	1.2%	3.6%	3.5%	–	–	–	3.4%
Mortgage-backed securities
Amortized cost	–	–	–	58	2,588	–	2,646
Fair value	–	–	–	56	2,578	–	2,634
Yield (4)	–	–	–	6.1%	5.9%	–	5.9%
Asset-backed securities
Amortized cost	–	–	–	4,258	5,085	–	9,343
Fair value	–	–	–	4,263	5,094	–	9,357
Yield (4)	–	–	–	6.2%	6.4%	–	6.3%
Corporate debt and other debt
Amortized cost	7,028	2,703	20,830	991	380	–	31,932
Fair value	7,027	2,707	20,858	1,010	380	–	31,982
Yield (4)	3.2%	3.8%	4.0%	5.0%	5.3%	–	3.9%
Equities
Cost						728	728
Fair value (5)						1,242	1,242
Amortized cost	10,704	10,989	71,712	39,941	23,134	728	157,208
Fair value	10,731	10,984	71,737	39,887	21,779	1,242	156,360
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	216	7,516	17,571	6,160	–	–	31,463
Yield (4)	2.4%	1.7%	3.0%	2.0%	–	–	2.4%
U.S. federal, state, municipal and agencies	2,029	5,659	13,197	4,882	20,221	–	45,988
Yield (4)	2.5%	3.6%	3.4%	3.2%	2.6%	–	3.0%
Other OECD government	61	1,133	5,169	202	–	–	6,565
Yield (4)	0.9%	2.3%	3.2%	3.3%	–	–	3.0%
Asset-backed securities	–	–	2	32	–	–	34
Yield (4)	–	–	0.3%	5.6%	–	–	5.2%
Corporate debt and other debt	526	3,677	11,724	259	22	–	16,208
Yield (4)	2.9%	3.1%	3.6%	3.5%	5.3%	–	3.5%
Amortized cost, net of allowance	2,832	17,985	47,663	11,535	20,243	–	100,258
Fair value	2,826	17,855	47,481	10,701	17,473	–	96,336
Total carrying value of securities	$21,217	$42,741	$149,237	$64,845	$70,962	$90,916	$439,918

	As at October 31, 2023
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$9,867	$17,244	$8,687	$2,932	$6,915	$–	$45,645
U.S. federal, state, municipal and agencies	15,507	8,136	15,864	4,375	8,806	–	52,688
Other OECD government	566	1,117	815	1,040	1,094	–	4,632
Mortgage-backed securities	–	–	–	–	2	–	2
Asset-backed securities	452	151	234	307	101	–	1,245
Corporate debt and other debt
Bankers’ acceptances	143	–	–	–	–	–	143
Other (3)	1,207	2,219	6,681	3,656	8,709	–	22,472
Equities						63,324	63,324
	27,742	28,867	32,281	12,310	25,627	63,324	190,151
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	2,479	1,247	1,726	640	517	–	6,609
Fair value	2,479	1,242	1,707	515	316	–	6,259
Yield (4)	4.5%	3.2%	2.6%	1.2%	3.4%	–	3.4%
Provincial and municipal
Amortized cost	469	8	1,159	52	1,708	–	3,396
Fair value	469	8	1,158	52	1,061	–	2,748
Yield (4)	4.9%	3.7%	2.8%	4.5%	4.4%	–	3.8%
U.S. federal, state, municipal and agencies
Amortized cost	846	8,595	33,044	16,355	16,486	–	75,326
Fair value	856	8,572	33,050	16,193	14,624	–	73,295
Yield (4)	7.4%	2.1%	2.7%	4.0%	3.6%	–	3.2%
Other OECD government
Amortized cost	160	1,009	5,030	1	–	–	6,200
Fair value	160	1,009	5,022	1	–	–	6,192
Yield (4)	6.3%	4.0%	3.0%	4.6%	–	–	3.3%
Mortgage-backed securities
Amortized cost	–	–	32	28	2,702	–	2,762
Fair value	–	–	31	25	2,645	–	2,701
Yield (4)	–	–	7.5%	6.7%	6.8%	–	6.8%
Asset-backed securities
Amortized cost	–	–	16	7,542	1,194	–	8,752
Fair value	–	–	17	7,503	1,186	–	8,706
Yield (4)	–	–	6.4%	6.9%	7.0%	–	6.9%
Corporate debt and other debt
Amortized cost	4,928	1,759	18,798	2,248	41	–	27,774
Fair value	4,928	1,755	18,761	2,243	36	–	27,723
Yield (4)	3.9%	4.2%	3.9%	5.4%	4.7%	–	4.1%
Equities
Cost						493	493
Fair value (5)						842	842
Amortized cost	8,882	12,618	59,805	26,866	22,648	493	131,312
Fair value	8,892	12,586	59,746	26,532	19,868	842	128,466
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	997	1,931	17,448	6,468	–	–	26,844
Yield (4)	2.8%	3.0%	2.1%	2.0%	–	–	2.2%
U.S. federal, state, municipal and agencies	424	1,427	14,536	5,156	23,025	–	44,568
Yield (4)	5.0%	4.1%	3.3%	2.9%	2.5%	–	2.9%
Other OECD government	375	723	4,362	66	–	–	5,526
Yield (4)	2.0%	0.8%	2.9%	1.1%	–	–	2.5%
Asset-backed securities	–	–	424	–	1	–	425
Yield (4)	–	–	4.9%	–	1.4%	–	4.9%
Corporate debt and other debt	838	1,443	11,256	190	23	–	13,750
Yield (4)	2.3%	2.9%	3.4%	3.1%	5.6%	–	3.3%
Amortized cost, net of allowance	2,634	5,524	48,026	11,880	23,049	–	91,113
Fair value	2,627	5,447	46,258	10,276	19,059	–	83,667
Total carrying value of securities	$39,268	$46,977	$140,053	$50,722	$68,544	$64,166	$409,730

(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)	Trading securities and FVOCI securities are recorded at fair value. Amortized cost securities, included in Investment securities, are recorded at amortized cost and presented net of allowance for credit losses.
(3)	Primarily composed of corporate debt, supra-national debt, and commercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)	Certain equity securities that are not held-for-trading purposes are designated as FVOCI.

Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	October 31, 2024 (3)				October 31, 2023

(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$13,165	$31	$(27)	$13,169	$6,609	$1	$(351)	$6,259
Provincial and municipal	7,563	27	(36)	7,554	3,396	2	(650)	2,748
U.S. federal, state, municipal and agencies	81,632	333	(1,699)	80,266	75,326	343	(2,374)	73,295
Other OECD government	10,199	6	(49)	10,156	6,200	1	(9)	6,192
Mortgage-backed securities	2,646	3	(15)	2,634	2,762	–	(61)	2,701
Asset-backed securities	9,343	17	(3)	9,357	8,752	5	(51)	8,706
Corporate debt and other debt	31,932	101	(51)	31,982	27,774	44	(95)	27,723
Equities	728	519	(5)	1,242	493	357	(8)	842
	$157,208	$1,037	$(1,885)	$156,360	$131,312	$753	$(3,599)	$128,466

(1)	Excludes $100,258 million of held-to-collect securities as at October 31, 2024 that are carried at amortized cost, net of allowance for credit losses (October 31, 2023 – $91,113 million).
(2)	Gross unrealized gains and losses includes $(35) million of allowance for credit losses on debt securities at FVOCI as at October 31, 2024 (October 31, 2023 – $(33) million) recognized in income and Other components of equity.
(3)	These amounts reflect certain reclassifications made upon the adoption of IFRS 17 as at November 1, 2023 with no restatement of comparative information. Refer to Note 2 for further details.

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the year ended
	October 31, 2024				October 31, 2023
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(37)	$(33)	$3	$1	$(23)	$(19)
Provision for credit losses
Transfers to stage 1	–	–	–	–	1	(1)	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	10	–	–	10	7	–	–	7
Sales and maturities	(4)	–	–	(4)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(4)	–	(8)	(12)	(5)	–	(17)	(22)
Exchange rate and other	–	–	4	4	–	–	3	3
Balance at end of period	$6	$–	$(41)	$(35)	$4	$–	$(37)	$(33)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the Consolidated Balance Sheets as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.

Allowance for credit losses – securities at amortized cost

	For the year ended
	October 31, 2024				October 31, 2023
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Balance at beginning of period	$8	$15	$–	$23	$8	$14	$–	$22
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	7	–	–	7	10	–	–	10
Sales and maturities	(2)	–	–	(2)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(8)	(6)	–	(14)	(9)	–	–	(9)
Exchange rate and other	1	(1)	–	–	–	1	–	1
Balance at end of period	$6	$8	$–	$14	$8	$15	$–	$23

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2024				October 31, 2023
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$154,100	$–	$–	$154,100	$126,732	$1	$–	$126,733
Non-investment grade	875	–	–	875	742	–	–	742
Impaired	–	–	143	143	–	–	149	149
	154,975	–	143	155,118	127,474	1	149	127,624
Items not subject to impairment (2)				1,242				842
				$156,360				$128,466
Securities at amortized cost
Investment grade	$99,224	$–	$–	$99,224	$89,947	$–	$–	$89,947
Non-investment grade	856	192	–	1,048	990	199	–	1,189
	100,080	192	–	100,272	90,937	199	–	91,136
Allowance for credit losses	6	8	–	14	8	15	–	23
	$100,074	$184	$–	$100,258	$90,929	$184	$–	$91,113

(1)	Reflects $143 million of purchased credit impaired securities (October 31, 2023 – $149 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.